Summary of Significant Accounting Policies: Stock-based compensation, policy (Policies)	Dec. 31, 2022
Policies
Stock-based compensation, policy

Stock-based compensation

Stock-based compensation is accounted for based on the requirements of ASC 718 - “Compensation–Stock Compensation”, which requires recognition in the financial statements of the cost of employee, non-employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.